Financial Instrument Risk Exposure and Risk Management - Schedule of Contractual Cash Flow Commitments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Contractual Cash Flow Commitments [Line Items]
Accounts payable and accrued liabilities	$ 7,775
Lease liabilities	477
Other long-term liability	288
Exploration and evaluation assets	1,521
Contractual cash flow commitments	10,061
Less than 1 Year [Member]
Schedule of Contractual Cash Flow Commitments [Line Items]
Accounts payable and accrued liabilities	7,775
Lease liabilities	57
Other long-term liability
Exploration and evaluation assets	953
Contractual cash flow commitments	8,785
1-3 Years [Member]
Schedule of Contractual Cash Flow Commitments [Line Items]
Accounts payable and accrued liabilities
Lease liabilities	420
Other long-term liability
Exploration and evaluation assets	568
Contractual cash flow commitments	988
4-5 Years [Member]
Schedule of Contractual Cash Flow Commitments [Line Items]
Accounts payable and accrued liabilities
Lease liabilities
Other long-term liability
Exploration and evaluation assets
Contractual cash flow commitments
5 Years [Member]
Schedule of Contractual Cash Flow Commitments [Line Items]
Accounts payable and accrued liabilities
Lease liabilities
Other long-term liability	288
Exploration and evaluation assets
Contractual cash flow commitments	$ 288